LAND USE RIGHTS, NET (Tables)	12 Months Ended
Sep. 30, 2013
Land Use Rights [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]	Land use rights, net consist of the following:
	September 30,
	2012	2013
	RMB	RMB

Land use rights	36,399	38,228
Accumulated amortization	(4,081)	(5,023)

Land use rights, net	32,318	33,205